Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Schedule of Pension and Other Postretirment Benefits Recgonized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial gain (loss)	$ (1,770)	¥ (145,433)	¥ (21,978)	¥ 81,949
Recognized net actuarial loss	366	30,125	16,095	27,246
Prior service costs	(9)	(740)	1,429	3,080
Amortization of prior service costs	(194)	(15,975)	(24,032)	(15,063)
Amortization of net transition obligation	20	1,626	1,944	1,944
Other	73	5,951	40,995	2,594
Total recognized in other comprehensive income (loss)	$ (1,514)	¥ (124,446)	¥ 14,453	¥ 101,750